Fair Value Quantitative and Qualitative Disclosures - Summary of Effect of Changing the Significant Unobservable Inputs (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt securities of financial trusts provisional [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	$ 1,223	$ 300
Unfavorable changes	(1,176)	(295)
Corporate Bonds [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Favorable changes	2,622	29,777
Unfavorable changes	$ (2,537)	$ (27,449)